RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	6 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Schedule of impact of the restatement on financial statements

	As
	Previously		As
	Reported	Adjustments	Restated
Balance sheet as of September 25, 2020 (audited)
Warrant Liability	$—	$13,679,333	$13,679,333
Ordinary Shares Subject to Possible Redemption	213,557,280	(13,679,333)	199,877,947
Class A Ordinary Shares	114	137	251
Additional Paid-in Capital	5,014,340	510,845	5,525,185
Accumulated Deficit	(15,092)	(510,982)	(526,074)

Balance sheet as of September 30, 2020 (unaudited)
Warrant Liability	$—	$13,277,000	$13,277,000
Ordinary Shares Subject to Possible Redemption	213,530,925	(13,277,000)	200,253,925
Class A Ordinary Shares	114	133	247
Additional Paid-in Capital	5,040,694	108,515	5,149,209
Accumulated Deficit	(41,447)	(108,648)	(150,095)

Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$13,272,784	$13,272,784
Ordinary Shares Subject to Possible Redemption	226,248,228	(13,272,784)	(212,975,444)
Class A Ordinary Shares	135	133	268
Additional Paid-in Capital	6,553,617	104,299	6,657,916
Accumulated Deficit	(1,554,342)	(104,432)	(1,658,774)

Period from July 7, 2020 (inception) to September 30, 2020 (unaudited)
Change in fair value of warrant liability	$—	$402,333	$402,333
Formation and Operational cost	15,092	510,982	526,074
Net loss	(41,447)	(108,648)	(150,095)
Weighted average shares outstanding of Class A redeemable ordinary shares		19,987,795	19,987,795
Weighted average shares outstanding of Class B non-redeemable ordinary shares	5,698,351	87,688	5,786,039
Basic and diluted net loss per share, Class B	(0.01)	(0.02)	(0.03)

Period from July 7, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liability	$—	$406,549	$406,549
Formation and Operational cost	1,603,147	510,982	2,114,129
Net loss	(1,554,342)	(104,432)	(1,658,774)
Weighted average shares outstanding of Class A redeemable ordinary shares	22,676,053	(1,279,064)	21,396,989
Weighted average shares outstanding of Class B non-redeemable ordinary shares	6,500,406	729,819	7,230,225
Basic and diluted net loss per share, Class B	(0.25)	(0.01)	(0.26)

Cash Flow Statement for the Period from July 7, 2020 (inception) to September 30, 2020 (unaudited)
Net loss	(41,447)	(108,648)	(150,095)
Allocation of initial public offering costs to warrant liability	—	510,982	510,982
Change in fair value of warrant liability	—	402,333	402,333
Initial classification of warrant liability	—	13,679,333	13,679,333
Initial classification of common stock subject to possible redemption	213,557,280	(13,679,333)	199,877,947
Change in value of common stock subject to possible redemption	(26,355)	402,333	375,978
Cash Flow Statement for the Period from July 7, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(1,554,342)	$(104,432)	$(1,658,774)
Change in fair value of warrant liability	—	406,549	406,549
Initial classification of warrant liability	—	13,679,333	13,679,333
Initial classification of common stock subject to possible redemption	227,787,480	(13,679,333)	214,108,147
Change in value of common stock subject to possible redemption	(1,539,252)	406,549	(1,132,703)